SELECTED STATEMENTS OF INCOME DATA (Schedule of Financial Income and Other, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement Related Disclosures [Abstract]
Interest and amortization/accretion of premium/discount on marketable securities, net	$ 16,678	$ 7,521	$ 2,537
Exchange rates differences	0	0	241
Realized gain on marketable securities	0	0	0
Interest	3,855	3,778	1,149
Financial income	20,533	11,299	3,927
Interest	(11,683)	(11,204)	(9,580)
Debt issuance costs amortization	(2,083)	(1,813)	(6,943)
Exchangeable Senior Notes amortization of discount	(7,153)	(6,855)	(6,278)
Exchange rates differences	(1,832)	(430)	0
Other	(2,186)	(1,936)	(1,518)
Financial expense	(24,937)	(22,238)	(24,319)
Other expenses, net	(40)	38	(19)
Financial income and other, net	$ (4,444)	$ (10,901)	$ (20,411)